Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	23,676,471
Proposed Maximum Offering Price per Unit	34.00
Maximum Aggregate Offering Price	$ 805,000,014.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 111,170.50
Offering Note	a) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fees for the registration statement on Form S-3 (Registration No. 333-280548), filed on June 28, 2024, other than in connection with $150,000,000 of common shares of the Registrant, without par value (the "Common Shares"), that may be issued and sold from time to time under the prospectus supplement included therein. b) Assumes exercise in full of the underwriters' option to purchase up to 3,088,235 additional Common Shares.